Summary of Significant Accounting Policies (Details)			1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 13, 2023 USD ($)	Sep. 16, 2022 USD ($)	May 31, 2023 USD ($) shares	Feb. 13, 2023 shares	Sep. 16, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Feb. 14, 2023 $ / shares	May 25, 2021
Summary of Significant Accounting Policies (Details) [Line Items]
Number of operating segment								1
Number of reportable segment								1
Federal deposit insurance corporation insurance limits (in Dollars)						$ 250,000		$ 250,000
Revenue percentage						10.00%		10.00%		10.00%
Cash and cash equivalents (in Dollars)						$ 39,100,000		$ 39,100,000
Working capital deficit (in Dollars)						58,100,000		58,100,000
Proceeds from acquisition of business (in Dollars)	$ 34,100,000
Common stock amount (in Dollars)		$ 50,000,000
Cash (in Dollars)						12,700,000		12,700,000
Amount of forward purchase agreement termination (in Dollars)								16,100,000
Prepaid expenses (in Dollars)										$ 5,300,000
Additional paid in capital (in Dollars)								24,400,000
Transaction costs (in Dollars)								9,400
Remaining earn out units fair value (in Dollars)						55,254,000		55,254,000
Recognized change in fair value (in Dollars)						$ (28,756,000)		$ (25,030,000)
Common stock, issued (in Shares) | shares										122,505,500	122,500,000
TaxReceivableAgreementPercentOfCashTaxSavingsRequiredToBePaid						85.00%		85.00%
Common stock, par value (in Dollars per share) | $ / shares										$ 0.00001	$ 0.00001
Description of unit split													in accordance with the amended and restated limited liability company agreement of IM, Class A Unit Interests increased by a multiple of one hundred thousand (100,000) or 1 to 100,000 unit (the “Unit Split”). The Class A members and their respective unit interests uniformly increased. Unless otherwise indicated, all share and per share amounts presented herein have been retroactively adjusted to reflect the impact of the Unit Split.
Annual goods percentage										10.00%
Accounts payable balance percentage										21.00%
Cash and cash equivalents (in Dollars)										$ 25,800,000
Working capital deficit (in Dollars)										53,500,000
Gross proceeds (in Dollars)										34,100,000
Counterparty purchase amount (in Dollars)										50,000,000
Income tax benefit (in Dollars)						$ (3,528,000)	$ 354,000	$ (313,000)	$ 355,000	$ (23,000)	$ 2,000
Vesting term										5 years
Intuitive Machines, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Remaining earn out units fair value (in Dollars)						$ 99,700,000		$ 99,700,000
Common stock, issued (in Shares) | shares						68,150,754		68,150,754
Noncontrolling interest, ownership percentage by parent						18.80%		18.80%
Remaining interest rate						81.50%		81.50%
Intuitive Machines LLC Prior Investors [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Remaining interest rate						81.20%		81.20%
Intuitive Machines, Inc [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Noncontrolling interest, ownership percentage by parent						18.50%		18.50%
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage						55.00%		55.00%
Accounts payable balance percentage											17.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Revenue percentage						50.00%		50.00%
Accounts payable balance percentage											13.00%
U.S. Federal [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax benefit (in Dollars)										$ 23,000
Income tax expense (in Dollars)										$ 2,000
Stock Purchase Agreement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock amount (in Dollars)	$ 50,000,000
Class C Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of stock shares (in Shares) | shares			2,500,000	68,140,188
Fair value (in Dollars)			$ 19,400,000
Common stock, issued (in Shares) | shares						70,640,188		70,640,188
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock amount (in Dollars)					$ 50,000,000
Common stock, issued (in Shares) | shares						17,301,489		17,301,489
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001				$ 0.0001
Class B Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Issuance of stock shares (in Shares) | shares				10,566
Common stock, issued (in Shares) | shares						10,566		10,566
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001		$ 0.0001
Customer One [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								74.00%
Total revenue percentage										83.00%	83.00%
Customer One [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage							67.00%
Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								30.00%
Customer Two [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								5.00%
Total revenue percentage										35.00%	40.00%
Customer Two [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total revenue percentage										14.00%	30.00%
Customer Two [Member] | Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage							70.00%
Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								18.00%		35.00%
Customer Three [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								14.00%		14.00%
Customer Four [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								13.00%
Customer Five [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								12.00%
One major supplier [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Total goods and services purchased										63.00%	42.00%
Major suppliers [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								10.00%
Supplier One [Member] | Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage						5.00%	68.00%	34.00%	84.00%
Supplier One [Member] | Accounts Payable Benchmark [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Concentration risk, percentage								7.00%		21.00%
Space Network Solutions, LLC [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Income tax expense (in Dollars)										$ 0	$ 0
Earn-Out Liabilities [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Recognized change in fair value (in Dollars)								$ 25,000,000